Taxation - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Favorable statutory tax rate	25.00%
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate		25.00%
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Income tax holiday description		Computer was exempted from EIT for two years commencing from 2013, its first year of profitable operation after offsetting prior years’ tax losses, followed by a 50% reduction for the next three years.	Computer was exempted from EIT for two years commencing from 2013, its first year of profitable operation after offsetting prior years’ tax losses, followed by a 50% reduction for the next three years.	Computer was exempted from EIT for two years commencing from 2013, its first year of profitable operation after offsetting prior years’ tax losses, followed by a 50% reduction for the next three years.
Xunlei Computer [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Deduction, Research And Development, Percent		50.00%	50.00%